Kemper Tax-Free Income Funds
Kemper Intermediate Municipal Bond Fund
Kemper New York Tax-Free Income Fund
Kemper California Tax-Free Income Fund
Kemper Florida Tax-Free Income Fund
Kemper Ohio Tax-Free Income Fund

SUPPLEMENT TO PROSPECTUS
DATED JANUARY 1, 2000
--------------------------------------------------------------------------------

The following information replaces similar disclosure in the "Fund Managers" section for each fund:

Kemper Intermediate Municipal Bond Fund

 Philip G. Condon                     Ashton P. Goodfield
 Co-Lead Portfolio Manager            Co-Lead Portfolio Manager
 o Began investment career in 1976    o Began investment career in 1986
 o Joined advisor in 1983             o Joined advisor in 1986
 o Joined fund team in 1999           o Joined fund team in 1998


Kemper New York Tax-Free Income Fund

 Philip G. Condon          Ashton P. Goodfield       Eleanor R. Brennan
 Co-Lead                   Co-Lead                   Portfolio Manager
 Portfolio Manager         Portfolio Manager         o Began investment
 o Began investment        o Began investment          career in 1986
   career in 1976            career in 1986          o Joined advisor in
 o Joined advisor in 1983  o Joined advisor in 1986    1995
 o Joined fund team in     o Joined fund team in     o Joined fund team in
   2000                      1999                      1999


Kemper Florida Tax-Free Income Fund

 Philip G. Condon          Eleanor R. Brennan        Rebecca L. Wilson
 Co-Lead                   Co-Lead                   Portfolio Manager
 Portfolio Manager         Portfolio Manager         o Began investment
 o Began investment        o Began investment          career in 1986
   career in 1976            career in 1986          o Joined advisor in
 o Joined advisor in 1983  o Joined advisor in 1995    1986
 o Joined fund team in     o Joined fund team in     o Joined fund team in
   2000                      1998                      1998

Kemper California Tax-Free Income Fund

 Philip G. Condon          Eleanor R. Brennan        Matthew J. Caggiano
 Co-Lead                   Co-Lead                   Portfolio Manager
 Portfolio Manager         Portfolio Manager         o Began investment
 o Began investment        o Began investment          career in 1989
   career in 1976            career in 1986          o Joined advisor in
 o Joined advisor in 1983  o Joined advisor in 1995    1991
 o Joined fund team in     o Joined fund team in     o Joined fund team in
   2000                      1999                      1999

Kemper Ohio Tax-Free Income Fund

 Philip G. Condon          Eleanor R. Brennan       Rebecca L. Wilson
 Co-Lead                   Co-Lead                  Portfolio Manager
 Portfolio Manager         Portfolio Manager        o Began investment
 o Began investment        o Began investment         career in 1986
   career in 1976            career in 1986         o Joined advisor in
 o Joined advisor in 1983  o Joined advisor in 1995   1986
 o Joined fund team in     o Joined fund team in    o Joined fund team in
   2000                      1999                     1998



July 10, 2000




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